JPMorgan Small Cap Blend Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Aerospace & Defense — 1.2%
Cadre Holdings, Inc.	128	4,633
Hexcel Corp.	120	8,744
Moog, Inc., Class A	35	5,606
		18,983
Automobile Components — 1.6%
LCI Industries (a)	38	4,632
Modine Manufacturing Co. *	93	8,829
Patrick Industries, Inc.	40	4,778
Visteon Corp. *	53	6,284
		24,523
Automobiles — 0.2%
Winnebago Industries, Inc.	50	3,694
Banks — 7.4%
BancFirst Corp.	37	3,259
Camden National Corp.	159	5,316
City Holding Co. (a)	49	5,077
Columbia Banking System, Inc.	285	5,521
First Busey Corp.	346	8,309
First Commonwealth Financial Corp.	367	5,105
First Financial Bankshares, Inc.	56	1,852
First Merchants Corp.	180	6,273
Heritage Commerce Corp.	648	5,561
Independent Bank Corp.	80	4,172
Independent Bank Corp.	383	9,711
Lakeland Bancorp, Inc.	220	2,662
Old National Bancorp	495	8,623
Pinnacle Financial Partners, Inc.	42	3,564
Premier Financial Corp.	288	5,851
QCR Holdings, Inc.	78	4,761
Simmons First National Corp., Class A	220	4,285
SouthState Corp. (a)	110	9,372
TriCo Bancshares	154	5,655
WSFS Financial Corp.	174	7,849
		112,778
Beverages — 0.6%
Primo Water Corp.	522	9,508
Biotechnology — 6.4%
ACELYRIN, Inc. * (a)	222	1,497
Agios Pharmaceuticals, Inc. *	129	3,762
Alector, Inc. *	189	1,140
Allogene Therapeutics, Inc. * (a)	316	1,414
Amicus Therapeutics, Inc. *	690	8,121
Apellis Pharmaceuticals, Inc. *	62	3,634
Arrowhead Pharmaceuticals, Inc. *	170	4,848
Blueprint Medicines Corp. *	94	8,898

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Cytokinetics, Inc. * (a)	24	1,692
Halozyme Therapeutics, Inc. *	212	8,603
Kyverna Therapeutics, Inc. *	67	1,660
Natera, Inc. *	130	11,909
REGENXBIO, Inc. *	244	5,145
Relay Therapeutics, Inc. *	393	3,263
REVOLUTION Medicines, Inc. *	250	8,055
Sage Therapeutics, Inc. *	111	2,087
Twist Bioscience Corp. * (a)	216	7,414
Vaxcyte, Inc. *	117	7,986
Verve Therapeutics, Inc. * (a)	137	1,824
Viking Therapeutics, Inc. * (a)	57	4,693
		97,645
Broadline Retail — 0.4%
Global-e Online Ltd. (Israel) *	147	5,349
Building Products — 3.8%
AAON, Inc.	160	14,077
AZZ, Inc.	109	8,459
CSW Industrials, Inc.	32	7,566
Hayward Holdings, Inc. *	444	6,793
Simpson Manufacturing Co., Inc.	65	13,382
UFP Industries, Inc.	62	7,599
		57,876
Capital Markets — 2.7%
Donnelley Financial Solutions, Inc. *	102	6,311
Evercore, Inc., Class A	40	7,733
Hamilton Lane, Inc., Class A	91	10,256
LPL Financial Holdings, Inc.	25	6,597
Piper Sandler Cos.	10	2,033
Virtus Investment Partners, Inc.	33	8,092
		41,022
Chemicals — 2.2%
Hawkins, Inc.	72	5,497
HB Fuller Co.	119	9,491
Innospec, Inc.	65	8,368
Quaker Chemical Corp.	19	3,965
Stepan Co.	65	5,843
		33,164
Commercial Services & Supplies — 1.9%
ACV Auctions, Inc., Class A *	317	5,955
Casella Waste Systems, Inc., Class A *	115	11,364
MSA Safety, Inc.	57	10,960
		28,279

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.2%
Ciena Corp. *	58	2,855
Construction & Engineering — 1.9%
Comfort Systems USA, Inc.	63	20,117
MasTec, Inc. *	46	4,313
Valmont Industries, Inc.	23	5,163
		29,593
Construction Materials — 0.3%
Eagle Materials, Inc.	19	5,221
Consumer Staples Distribution & Retail — 0.9%
Chefs' Warehouse, Inc. (The) *	184	6,947
Grocery Outlet Holding Corp. *	139	3,999
Performance Food Group Co. *	47	3,474
		14,420
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. *	61	6,921
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc.	264	6,905
Electric Utilities — 0.3%
Portland General Electric Co.	122	5,117
Electrical Equipment — 1.2%
Bloom Energy Corp., Class A * (a)	341	3,835
NEXTracker, Inc., Class A *	161	9,039
Shoals Technologies Group, Inc., Class A *	263	2,942
Vicor Corp. *	53	2,024
		17,840
Electronic Equipment, Instruments & Components — 2.5%
Fabrinet (Thailand) *	8	1,464
Insight Enterprises, Inc. * (a)	21	3,842
Knowles Corp. *	376	6,056
Littelfuse, Inc.	23	5,598
Plexus Corp. *	52	4,904
TTM Technologies, Inc. *	508	7,958
Vishay Intertechnology, Inc.	346	7,839
		37,661
Energy Equipment & Services — 2.7%
Cactus, Inc., Class A	270	13,504
ChampionX Corp.	278	9,979
Noble Corp. plc	85	4,140
TechnipFMC plc (United Kingdom)	371	9,316
Weatherford International plc *	35	3,981
		40,920
Financial Services — 2.4%
AvidXchange Holdings, Inc. *	483	6,350

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
PennyMac Financial Services, Inc.	134	12,224
Radian Group, Inc.	287	9,612
Remitly Global, Inc. *	379	7,859
		36,045
Food Products — 1.1%
Flowers Foods, Inc.	180	4,270
Freshpet, Inc. *	84	9,787
Vital Farms, Inc. *	85	1,969
		16,026
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	59	6,344
ONE Gas, Inc. (a)	111	7,158
Southwest Gas Holdings, Inc.	40	3,045
		16,547
Ground Transportation — 0.6%
Marten Transport Ltd.	370	6,850
Saia, Inc. *	3	1,631
		8,481
Health Care Equipment & Supplies — 2.3%
Alphatec Holdings, Inc. *	239	3,293
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	105	5,338
Inari Medical, Inc. *	111	5,329
Inmode Ltd. *	86	1,857
iRhythm Technologies, Inc. *	73	8,486
Outset Medical, Inc. *	311	691
Shockwave Medical, Inc. *	17	5,518
Utah Medical Products, Inc.	55	3,906
		34,418
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc. *	70	5,569
Accolade, Inc. *	402	4,218
Encompass Health Corp.	155	12,777
Ensign Group, Inc. (The)	60	7,455
Patterson Cos., Inc.	343	9,470
Progyny, Inc. *	131	5,005
		44,494
Health Care REITs — 0.4%
CareTrust REIT, Inc.	259	6,309
Health Care Technology — 0.7%
Evolent Health, Inc., Class A * (a)	315	10,329

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — 0.5%
RLJ Lodging Trust	305	3,611
Sunstone Hotel Investors, Inc.	325	3,619
		7,230
Hotels, Restaurants & Leisure — 3.6%
Bloomin' Brands, Inc.	135	3,869
Boyd Gaming Corp.	124	8,330
Cava Group, Inc. * (a)	52	3,651
Everi Holdings, Inc. *	397	3,986
Jack in the Box, Inc.	32	2,225
Life Time Group Holdings, Inc. *	368	5,708
Marriott Vacations Worldwide Corp.	32	3,473
Papa John's International, Inc.	82	5,444
Planet Fitness, Inc., Class A *	58	3,663
Six Flags Entertainment Corp. *	228	6,008
Texas Roadhouse, Inc.	53	8,168
		54,525
Household Durables — 1.6%
Helen of Troy Ltd. *	21	2,461
La-Z-Boy, Inc.	110	4,136
M/I Homes, Inc. *	50	6,811
Meritage Homes Corp.	24	4,160
Sonos, Inc. *	379	7,224
		24,792
Industrial REITs — 1.1%
Plymouth Industrial REIT, Inc.	200	4,496
Terreno Realty Corp.	183	12,165
		16,661
Insurance — 1.7%
Safety Insurance Group, Inc.	118	9,719
Selective Insurance Group, Inc.	148	16,136
		25,855
Interactive Media & Services — 0.6%
IAC, Inc. *	129	6,865
TripAdvisor, Inc. *	102	2,836
		9,701
IT Services — 0.6%
DigitalOcean Holdings, Inc. * (a)	127	4,861
Globant SA *	21	4,250
		9,111
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc. *	98	3,950
Machinery — 4.7%
Alamo Group, Inc.	33	7,552

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Atmus Filtration Technologies, Inc. *	141	4,561
Chart Industries, Inc. * (a)	35	5,807
Douglas Dynamics, Inc.	114	2,758
Enpro, Inc.	31	5,187
Esab Corp.	48	5,281
ITT, Inc.	61	8,240
John Bean Technologies Corp.	53	5,600
Kadant, Inc.	24	7,922
Mueller Industries, Inc.	132	7,098
Toro Co. (The)	47	4,334
Watts Water Technologies, Inc., Class A	36	7,603
		71,943
Media — 0.6%
John Wiley & Sons, Inc., Class A	258	9,839
Multi-Utilities — 0.4%
Unitil Corp.	117	6,124
Office REITs — 0.8%
Equity Commonwealth *	377	7,113
Highwoods Properties, Inc.	202	5,291
		12,404
Oil, Gas & Consumable Fuels — 3.6%
Chord Energy Corp.	73	13,017
CNX Resources Corp. * (a)	200	4,731
Equitrans Midstream Corp.	512	6,396
Magnolia Oil & Gas Corp., Class A (a)	328	8,522
Matador Resources Co.	269	17,967
SM Energy Co.	72	3,582
		54,215
Personal Care Products — 1.5%
Edgewell Personal Care Co.	164	6,365
elf Beauty, Inc. *	67	13,103
Inter Parfums, Inc.	29	4,046
		23,514
Pharmaceuticals — 1.3%
Arvinas, Inc. *	124	5,131
Intra-Cellular Therapies, Inc. *	121	8,342
Prestige Consumer Healthcare, Inc. *	64	4,653
Revance Therapeutics, Inc. * (a)	298	1,468
		19,594
Professional Services — 1.4%
ASGN, Inc. *	55	5,756
ExlService Holdings, Inc. *	212	6,751
KBR, Inc.	41	2,583

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
Paycor HCM, Inc. *	117	2,272
Verra Mobility Corp. *	169	4,226
		21,588
Residential REITs — 0.6%
American Homes 4 Rent, Class A	120	4,410
Centerspace	72	4,091
		8,501
Retail REITs — 1.0%
Agree Realty Corp. (a)	140	7,982
Kite Realty Group Trust	348	7,554
		15,536
Semiconductors & Semiconductor Equipment — 3.7%
Allegro MicroSystems, Inc. (Japan) *	311	8,373
Amkor Technology, Inc.	100	3,219
Astera Labs, Inc. * (a)	19	1,439
Cohu, Inc. *	196	6,551
Credo Technology Group Holding Ltd. *	214	4,531
MACOM Technology Solutions Holdings, Inc. *	31	3,018
MKS Instruments, Inc.	40	5,292
Onto Innovation, Inc. *	41	7,394
Rambus, Inc. *	158	9,747
Synaptics, Inc. *	66	6,427
		55,991
Software — 6.4%
Appfolio, Inc., Class A *	14	3,455
BlackLine, Inc. *	103	6,637
Box, Inc., Class A *	205	5,792
Clear Secure, Inc., Class A (a)	185	3,932
Confluent, Inc., Class A *	267	8,161
CyberArk Software Ltd. *	25	6,744
Elastic NV *	40	4,054
Envestnet, Inc. *	67	3,904
Five9, Inc. *	31	1,891
Freshworks, Inc., Class A *	317	5,770
Gitlab, Inc., Class A *	79	4,628
HashiCorp, Inc., Class A *	268	7,222
JFrog Ltd. (Israel) *	142	6,258
MicroStrategy, Inc., Class A * (a)	1	2,405
PowerSchool Holdings, Inc., Class A * (a)	128	2,716
SentinelOne, Inc., Class A *	246	5,737
Smartsheet, Inc., Class A *	136	5,231
Vertex, Inc., Class A *	221	7,027
Workiva, Inc. *	69	5,840
		97,404

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 0.3%
CubeSmart	99	4,485
Specialty Retail — 2.0%
Burlington Stores, Inc. *	17	3,998
Floor & Decor Holdings, Inc., Class A * (a)	52	6,782
Group 1 Automotive, Inc.	27	7,701
Lithia Motors, Inc., Class A	23	7,010
Urban Outfitters, Inc. *	117	5,087
		30,578
Technology Hardware, Storage & Peripherals — 1.9%
Super Micro Computer, Inc. *	29	29,053
Textiles, Apparel & Luxury Goods — 1.5%
Carter's, Inc.	79	6,686
Kontoor Brands, Inc.	105	6,365
Movado Group, Inc.	95	2,653
Steven Madden Ltd.	160	6,756
		22,460
Trading Companies & Distributors — 4.9%
Air Lease Corp.	116	5,984
Applied Industrial Technologies, Inc.	114	22,573
Beacon Roofing Supply, Inc. *	86	8,389
FTAI Aviation Ltd. (a)	105	7,084
McGrath RentCorp (a)	64	7,925
Rush Enterprises, Inc., Class A (a)	151	8,058
SiteOne Landscape Supply, Inc. *	33	5,690
WESCO International, Inc.	52	8,864
		74,567
Water Utilities — 0.4%
American States Water Co.	80	5,760
Total Common Stocks (Cost $1,138,638)		1,488,304
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
SPDR S&P Biotech ETF
4/19/2024 at USD 88.00 , American Style
Notional Amount: USD 1,898
Counterparty: Exchange-Traded *	200	155
4/19/2024 at USD 101.00 , American Style
Notional Amount: USD 5,693
Counterparty: Exchange-Traded *	600	46
5/17/2024 at USD 90.00 , American Style
Notional Amount: USD 1,898
Counterparty: Exchange-Traded *	200	148
5/17/2024 at USD 100.00 , American Style

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — continued
Call Options Purchased — continued
Notional Amount: USD 2,847
Counterparty: Exchange-Traded *	300	70
6/21/2024 at USD 100.00 , American Style
Notional Amount: USD 1,898
Counterparty: Exchange-Traded *	200	68
Total Call Options Purchased (Cost $759)		487
	SHARES (000)
Short-Term Investments — 7.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $31,412)	31,405	31,418
Investment of Cash Collateral from Securities Loaned — 5.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	65,248	65,248
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	10,765	10,765
Total Investment of Cash Collateral from Securities Loaned (Cost $76,036)		76,013
Total Short-Term Investments (Cost $107,448)		107,431
Total Investments — 105.0% (Cost $1,246,845)		1,596,222
Liabilities in Excess of Other Assets — (5.0)%		(76,405)
NET ASSETS — 100.0%		1,519,817

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $74,396.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,596,222	$—	$—	$1,596,222

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$29,696	$180,711	$178,996	$2	$5	$31,418	31,405	$1,350	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	45,257	235,000	215,000	12	(21)	65,248	65,248	2,700	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,475	122,014	116,724	—	—	10,765	10,765	352	—
Total	$80,428	$537,725	$510,720	$14	$(16)	$107,431		$4,402	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.